Basis of preparation and changes to the Group's accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Estimated Useful Lives of Property Plant and Equipment
The Group depreciates its property, plant and equipment using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. Leasehold improvements are depreciated over the shorter of their lease term and their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life
Chargers and charging infrastructure	7 – 10 years
Other fixed assets	3 – 10 years
Assets under construction	Not depreciated

Summary of Estimated Useful Lives of Intangible Assets
Amortization methods and periods
The Group amortizes intangible assets with a finite useful life using the straight-line method to allocate their cost over their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life

Software – Internally developed software	3 years
Software – Purchased from third parties	1 – 3 years